Nature of Operations	6 Months Ended
Jun. 30, 2017
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is controlled by (44.26%) Priortech Ltd. (“Parent”), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, enabling and supporting customers’ latest technologies in the semiconductor fabrication and Printed Circuit Boards (PCB) industries.

In July 2017, the Company announced that it had signed a definitive agreement with an affiliate of Principle Capital, a Shanghai-based private-equity fund, to sell its PCB business for $35 million, of which $32 million will be paid in cash upon closing and an additional amount of up to $3 million conditioned upon the PCB business’ financial performance in 2018.

Closing was completed on September 29, 2017. As part of the closing process, the Company paid a sum of approximately $2.1 million to the Israel Innovation Authority (formerly known as the Office of the Chief Scientist). This amount will be recorded in September 30, 2017 results.